Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

	As of March 31,
	2024	2025
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,768
Production and other machineries	47,845	47,845
Total	79,608	79,608
Less: accumulated depreciation	(25,420)	(31,059)
Less: impairment	-	(8,950)
Property and equipment, net	54,188	39,599

Depreciation charged to expense amounted to RMB4.6 million, RMB5.7 million and RMB5.6 million for the years ended March 31, 2023, 2024 and 2025, respectively.

Based on testing of the future economic benefits derived from the property, plant and equipment, the Company had identified indications of impairment in these assets. Impairment for property, plant and equipment was recorded RMB nil and RMB 9.0 million for the years ended March 31, 2024 and 2025.

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Cost	26,629	-
Less: accumulated depreciation and amortization	(13,363)	-
Net book value	13,266	-